                                                               File No. 33-85592
                                                               File No. 811-8836

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                   Post-Effective Amendment No. 13                 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                    Amendment No. 32                               [X]

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT VIII
                                  (VARIFLEX LS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

    Name and Address of Agent for Service:             Copies To:

    Amy J. Lee, Associate General Counsel              Jeffrey S. Puretz, Esq.
    Security Benefit Group Building                    Dechert
    One Security Benefit Place                         1775 Eye Street, NW
    Topeka, KS 66636-0001                              Washington, DC 20005
    (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2005

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1,2005, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2005, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                                      [SDI LOGO]


PROSPECTUS                        May 1, 2005

VARIFLEX LS(R) VARIABLE ANNUITY

                                                               Important Privacy
                                                                Notice Included

                                                                 See Back Cover

V6911 (R11-04)
32-69111-00

                         VARIFLEX LS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                           MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461

     This Prospectus describes the Variflex LS Variable Annuity--an individual flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 401, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account VIII, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-     AIM V.I. Basic Value
-     AIM V.I. Health Sciences
      (formerly INVESCO VIF Health Sciences)1
-     AIM V.I. Mid Cap Core Equity
-     AIM V.I. Real Estate
-     American Century(R) VP Ultra(R)
-     American Century(R) VP Value
-     Dreyfus VIF International Value-
-     Oppenheimer Main
       Street Small Cap
-     PIMCO VIT All Asset

-     PIMCO VIT Low Duration
-     PIMCO VIT Real Return
-     Rydex VT Sector Rotation
-     SBL Equity
-     SBL Large Cap Value
-     SBL Money Market
-     SBL Global
-     SBL Diversified Income
-     SBL Large Cap Growth
-     SBL Enhanced Index
-     SBL Mid Cap Growth
-     SBL Managed Asset Allocation

-     SBL Equity Income
-     SBL High Yield
-     SBL Small Cap Value
-     SBL Social Awareness
-     SBL Mid Cap Value
-     SBL Main Street
       Growth and Income(R)
-     SBL Small Cap Growth
-     SBL Select 25
-     SBL Alpha Opportunity-

(1) The AIM V.I. Health Sciences Fund will become the AIM V.I. Global HealthCare Fund effective July 1, 2005.

      Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company.

      Amounts that you allocate to Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Option."

      You may return a Contract according to the terms of its Free-Look Right. See "Free-Look Right."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 23 of this Prospectus.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2005

V6911(R11-04)                                                        32-69111-00

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                 TABLE OF CONTENTS

                                                        Page
DEFINITIONS...........................................    5

SUMMARY...............................................    5
   Purpose of the Contract............................    5
   The Separate Account and the Underlying Funds......    6
   Fixed Account......................................    6
   Purchase Payments..................................    6
   Contract Benefits..................................    6
   Free-Look Right....................................    6
   Charges and Deductions.............................    6
   Tax-Free Exchange..................................    7
   Contacting the Company.............................    7

EXPENSE TABLES........................................    7
   Contract Owner Transaction Expenses................    7
   Periodic Expenses..................................    7
   Example............................................    8

CONDENSED FINANCIAL INFORMATION.......................    9

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
AND THE UNDERLYING FUNDS..............................   13
   Security Benefit Life Insurance Company............   13
   Published Ratings..................................   13
   Separate Account...................................   13
   Underlying Funds...................................   13

THE CONTRACT..........................................   15
   General............................................   15
   Application for a Contract.........................   15
   Purchase Payments..................................   15
   Allocation of Purchase Payments....................   16
   Dollar Cost Averaging Option.......................   16
   Asset Reallocation Option..........................   17
   Transfers of Contract Value........................   18
   Contract Value.....................................   20
   Determination of Contract Value....................   20
   Cut-Off Times......................................   20
   Full and Partial Withdrawals.......................   20
   Systematic Withdrawals.............................   21
   Free-Look Right....................................   22
   Death Benefit......................................   22
   Distribution Requirements..........................   23
   Death of the Annuitant.............................   23

CHARGES AND DEDUCTIONS................................   23
   Mortality and Expense Risk Charge..................   23
   Administrative Charge..............................   23
   Premium Tax Charge.................................   23
   Loan Interest Charge...............................   24
   Other Charges......................................   24
   Variations in Charges..............................   24
   Guarantee of Certain Charges.......................   24
   Underlying Fund Expenses...........................   24

ANNUITY PERIOD........................................   24
   General............................................   24
   Annuity Options....................................   25
   Selection of an Option.............................   26

THE FIXED ACCOUNT.....................................   26
   Interest...........................................   26
   Death Benefit......................................   27
   Contract Charges...................................   27
   Transfers and Withdrawals from the Fixed Account...   27
   Payments from the Fixed Account....................   28

MORE ABOUT THE CONTRACT...............................   28
   Ownership..........................................   28
   Designation and Change of Beneficiary..............   28
   Dividends..........................................   28
   Payments from the Separate Account.................   28
   Proof of Age and Survival..........................   28
   Misstatements......................................   28
   Loans..............................................   29
   Restrictions on Withdrawals from Qualified Plans...   30
   Restrictions Under the Texas
     Optional Retirement Program......................   30
                      Restrictions Under the Texas
     Optional Retirement Program......................

FEDERAL TAX MATTERS...................................   30
   Introduction.......................................   30
   Tax Status of Security Benefit
     and the Separate Account.........................   31
   Income Taxation of Annuities in
     General--Non-Qualified Plans......................  32
   Additional Considerations..........................   32
   Qualified Plans....................................   33

OTHER INFORMATION.....................................   37
   Voting of Underlying Fund Shares...................   37
   Substitution of Investments........................   37
   Changes to Comply with Law and Amendments..........   38
   Reports to Owners..................................   38
   Electronic Privileges..............................   38
   State Variations...................................   39
   Legal Proceedings..................................   39
   Sale of the Contract...............................   39
   Legal Matters......................................   41

PERFORMANCE INFORMATION...............................   41

ADDITIONAL INFORMATION................................   42
   Registration Statement.............................   42
   Financial Statements...............................   42

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL

INFORMATION...........................................   42

OBJECTIVES FOR UNDERLYING FUNDS.......................   43

YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR TO WHICH WE HAVE REFERRED YOU. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                                TABLE OF CONTENTS

                                                        Page
APPENDIX A - IRA Disclosure Statement

APPENDIX B - Roth IRA Disclosure Statement

YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR TO WHICH WE HAVE REFERRED YOU. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION PERIOD -- The period commencing on the Contract Date and ending on the Annuity Start Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments is made. ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments are to begin.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month.

      CONTRACT DATE -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including accrued loan interest.

      CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      CONTRACT VALUE -- The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set asidein the loan account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner, the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The SBL Variable Annuity Account VIII. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relate to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and also described in the Contract.

PURPOSE OF THE CONTRACT -- The individual flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract on an individual basis in connection with a retirement plan qualified under Section 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund.

      You may allocate all or a part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or a part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company, which may not be less than the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS -- The minimum initial Purchase Payment is $25,000 ($25 for employees of The Texas A&M system). Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000 ($25 for employees of The Texas A&M system). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to the Contract Value and no surrender charge is assessed upon withdrawal or surrender of a Contract. Certain charges will be deducted in connection with the Contract as described below.

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.25% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The Company does not assess the administration charge against Contract Value which is applied under Annuity Options 1-4. See "Administrative Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on annuitization or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the Prospectus for each Underlying Fund.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

Sales Load on Purchase Payments                      None

Deferred Sales Charge                                None
(as a percentage of amount withdrawn
attributable to Purchase Payments)

Transfer Fee (per transfer)                          None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

Net Loan Interest Charge(1)                         2.50%
Separate Account Annual Expenses (as a
percentage of average Contract Value)
  Annual Mortality and Expense Risk Charge          1.25%
  Annual Administration Charge                      0.15%
  Total Separate Account Annual Expenses            1.40%

1 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (5.5%, or 5.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the loan account, which is credited at the Guaranteed Rate.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                                    MINIMUM       MAXIMUM
                                    -------       -------
Total Annual Underlying Fund
Operating Expenses(1)                0.65%        11.52%(2)

1 Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2004, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.

2 Total Annual Underlying Fund Operating Expenses after expense reimbursement is 1.20%. The Underlying Fund's adviser has contractually agreed, for the Underlying Fund's current fiscal year, to reduce Total Annual Underlying Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expense and Trustees' fees, 1.20% of average daily net assets. Under the Expense Limitation Agreement, the Underlying Fund's adviser may recoup these waivers and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
                            ----   ------    ------  -----
If you surrender your
Contract at the end of
the applicable time
period                     $1,241  $3,435    $5,296  $8,802
If you do not surrender
or annuitize your
Contract                    1,241   3,435     5,296   8,802

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

                                                           BEGINNING                              ACCUMULATION UNITS
SUBACCOUNT                                    YEAR         OF PERIOD      END OF PERIOD      OUTSTANDING AT END OF PERIOD
----------                                   ----          ---------      -------------      ----------------------------
AIM V.I. Basic Value Subaccount              2004(f)        $10.00            $10.49                     20,891
AIM V.I. Health Sciences Subaccount          2004(f)         10.00             10.04                      2,174
AIM V.I. Mid Cap Core Equity Subaccount      2004(f)         10.00             10.73                    125,729
AIM V.I. Real Estate Subaccount              2004(f)         10.00             12.63                     75,584
American Century VP Ultra Subaccount         2004(f)         10.00             10.41                     50,252
American Century VP Value Subaccount         2004(f)         10.00             10.86                    140,875
Dreyfus VIF International Value Subaccount   2004(f)         10.00             11.33                    208,686
Oppenheimer Main Street Small Cap Subaccount 2004(f)         10.00             11.03                     11,426
PIMCO VIT All Asset Subaccount               2004(f)         10.00             10.73                     27,491
PIMCO VIT Low Duration Subaccount            2004(f)         10.00             10.00                     44,136
PIMCO VIT Real Return Subaccount             2004(f)         10.00             10.53                     58,155
Rydex VT Sector Rotation Subaccount          2004(f)         10.00             10.25                     21,206

Equity Subaccount                            2004            18.03             19.16                  1,176,643
                                             2003(e)         15.03             18.03                  1,510,223
                                             2002            20.08             15.03                  1,762,644
                                             2001            22.99             20.08                  4,164,027
                                             2000(d)         26.71             22.99                  4,584,878
                                             1999            25.06             26.71                  5,225,093
                                             1998            20.26             25.06                  4,778,310
                                             1997            15.96             20.26                  3,449,970
                                             1996            13.20             15.96                  1,987,463
                                             1995(a)         10.00             13.20                    289,693
Large Cap Value Subaccount                   2004            15.98             17.46                    830,596
                                             2003(e)         12.58             15.98                  1,048,184
                                             2002            16.82             12.58                  1,131,423
                                             2001            18.08             16.82                  2,506,792
                                             2000(d)         19.65             18.08                  2,614,710
                                             1999            19.58             19.65                  3,145,165
                                             1998            18.46             19.58                  3,161,657
                                             1997            14.80             18.46                  2,571,374
                                             1996            12.70             14.80                  1,388,519
                                             1995(a)         10.00             12.70                    248,974

                                                           BEGINNING                              ACCUMULATION UNITS
SUBACCOUNT                                    YEAR         OF PERIOD      END OF PERIOD      OUTSTANDING AT END OF PERIOD
----------                                   ----          ---------      -------------      ----------------------------
Money Market Subaccount                      2004            12.58             12.49                    361,095
                                             2003(e)         12.69             12.58                    571,102
                                             2002            12.72             12.69                  2,121,291
                                             2001            12.43             12.72                  3,232,846
                                             2000(d)         11.89             12.43                  2,820,774
                                             1999            11.51             11.89                  2,554,229
                                             1998            11.12             11.51                  2,099,523
                                             1997            10.72             11.12                  1,754,200
                                             1996            10.35             10.72                  1,520,180
                                             1995(a)         10.00             10.35                    288,907

Global Subaccount                            2004           $23.71            $27.77                    996,223
                                             2003(e)         16.76             23.71                  1,221,497
                                             2002            22.00             16.76                  1,258,502
                                             2001            25.43             22.00                  2,877,451
                                             2000(d)         24.88             25.43                  3,132,827
                                             1999            16.43             24.88                  2,659,740
                                             1998            13.87             16.43                  2,293,514
                                             1997            13.21             13.87                  1,835,594
                                             1996            11.42             13.21                  1,183,160
                                             1995(a)         10.00             11.42                    126,206

Diversified Income Subaccount                2004            15.38             15.74                    985,207
                                             2003(e)         15.12             15.38                  1,323,882
                                             2002            14.03             15.12                  1,942,172
                                             2001            13.28             14.03                  2,839,928
                                             2000(d)         12.40             13.28                  2,408,046
                                             1999            13.07             12.40                  2,665,337
                                             1998            12.27             13.07                  2,409,250
                                             1997            11.31             12.27                  1,607,065
                                             1996            11.56             11.31                  1,631,708
                                             1995(a)         10.00             11.56                    240,306

Large Cap Growth Subaccount                  2004             5.79              5.90                    373,048
                                             2003(e)          4.74              5.79                    565,279
                                             2002             6.59              4.74                    447,595
                                             2001             7.90              6.59                    442,288
                                             2000(d)         10.00              7.90                    196,598

Enhanced Index Subaccount                    2004             8.09              8.76                    304,225
                                             2003(e)          6.42              8.09                    374,198
                                             2002             8.45              6.42                    422,513
                                             2001             9.85              8.45                  1,315,874
                                             2000(d)         11.13              9.85                  1,292,504
                                             1999(c)         10.00             11.13                    525,132

Mid Cap Growth Subaccount                    2004            31.46             34.16                    694,572
                                             2003(e)         20.41             31.46                    888,272
                                             2002            29.36             20.41                  1,008,965
                                             2001            34.99             29.36                  2,139,207
                                             2000(d)         30.38             34.99                  2,375,134
                                             1999            19.04             30.38                  1,782,076
                                             1998            16.37             19.04                  1,468,017
                                             1997            13.84             16.37                  1,234,228
                                             1996            11.89             13.84                    772,390
                                             1995(a)         10.00             11.89                    133,581

                                                           BEGINNING                              ACCUMULATION UNITS
SUBACCOUNT                                    YEAR         OF PERIOD      END OF PERIOD      OUTSTANDING AT END OF PERIOD
----------                                   ------        ---------      -------------      ----------------------------
Managed Asset Allocation Subaccount          2004           $17.38            $18.98                    701,088
                                             2003(e)         14.23             17.38                    819,501
                                             2002            15.97             14.23                    935,728
                                             2001            17.06             15.97                  2,145,464
                                             2000(d)         17.46             17.06                  2,347,448
                                             1999            16.14             17.46                  2,496,544
                                             1998            13.82             16.14                  1,927,318
                                             1997            11.84             13.82                  1,213,323
                                             1996            10.64             11.84                    715,033
                                             1995(a)         10.00             10.64                    231,852

Equity Income Subaccount                     2004            22.28             25.13                  1,038,841
                                             2003(e)         18.04             22.28                  1,175,425
                                             2002            21.13             18.04                  1,318,143
                                             2001            21.15             21.13                  2,590,290
                                             2000(d)         19.00             21.15                  2,832,466
                                             1999            18.69             19.00                  3,406,579
                                             1998            17.38             18.69                  3,562,159
                                             1997            13.73             17.38                  3,117,060
                                             1996            11.61             13.73                  1,764,015
                                             1995(a)         10.00             11.61                    267,317

High Yield Subaccount                        2004            14.66             16.14                    652,696
                                             2003(e)         12.22             14.66                  1,053,685
                                             2002            12.34             12.22                    544,019
                                             2001            11.99             12.34                  1,266,242
                                             2000(d)         12.35             11.99                  1,288,003
                                             1999            12.36             12.35                  1,097,087
                                             1998            11.84             12.36                    945,133
                                             1997            10.00             11.84                    316,416

Small Cap Value Subaccount                   2004            17.49             20.76                    384,647
                                             2003(e)         11.75             17.49                    384,338
                                             2002            12.81             11.75                    355,421
                                             2001            10.64             12.81                    855,350
                                             2000(d)         10.00             10.64                    151,980

Social Awareness Subaccount                  2004            18.45             19.13                    325,603
                                             2003(e)         15.09             18.45                    413,865
                                             2002            19.61             15.09                    574,397
                                             2001            22.88             19.61                  1,500,670
                                             2000(d)         26.64             22.88                  1,822,026
                                             1999            23.04             26.64                  1,693,412
                                             1998            17.78             23.04                  1,140,285
                                             1997            14.69             17.78                    541,120
                                             1996            12.56             14.69                    220,549
                                             1995(a)         10.00             12.56                     37,149

                                                           BEGINNING                              ACCUMULATION UNITS
SUBACCOUNT                                    YEAR         OF PERIOD      END OF PERIOD      OUTSTANDING AT END OF PERIOD
----------                                   ------        ---------      -------------      ----------------------------
Mid Cap Value Subaccount                     2004           $32.65            $40.88                    636,554
                                             2003(e)         21.46             32.65                    683,628
                                             2002            25.33             21.46                    798,264
                                             2001            23.12             25.33                  2,372,237
                                             2000(d)         17.53             23.12                  2,278,938
                                             1999            14.96             17.53                  1,674,949
                                             1998            13.01             14.96                  1,108,840
                                             1997(b)         10.00             13.01                    372,693

Main Street Growth and Income(R) Subaccount  2004             7.85              8.42                    281,852
                                             2003(e)          6.31              7.85                    340,602
                                             2002             7.93              6.31                    364,697
                                             2001             8.93              7.93                    817,450
                                             2000(d)         10.00              8.93                    513,754

Small Cap Growth Subaccount                  2004            13.87             16.02                    400,767
                                             2003(e)          8.99             13.87                    640,432
                                             2002            12.41              8.99                    566,281
                                             2001            17.45             12.41                  1,540,202
                                             2000(d)         19.39             17.45                  1,768,279
                                             1999            10.50             19.39                    955,644
                                             1998             9.55             10.50                    280,763
                                             1997(b)         10.00              9.55                     25,182

Select 25 Subaccount                         2004             7.56              8.33                    315,221
                                             2003(e)          6.51              7.56                    449,386
                                             2002             9.00              6.51                    561,175
                                             2001            10.14              9.00                  1,983,798
                                             2000(d)         12.25             10.14                  2,207,394
                                             1999(c)         10.00             12.25                  1,016,866

Alpha Opportunity Subaccount                 2004(f)         10.00             10.74                    203,815

(a)   Date of inception of April 4, 1995.

(b) Mid Cap Value Subaccount for the period July 3, 1997 (inception) through December 31, 1997. Small Cap Growth Subaccount for the period October 15, 1997 (inception) through December 31, 1997.

(c) Accumulation Unit Values for Enhanced Index Subaccount and Select 25 Subaccount are for the period May 3, 1999 (the date the Subaccounts were first publicly offered) through December 31, 1999.

(d) Large Cap Growth Subaccount, Small Cap Value Subaccount, and Main Street Growth and Income(R) Subaccount for the period May 1, 2000 (inception) through December 31, 2000. Beginning this year, the Accumulation units outstanding at the end of period reflect the actual number of units for Variflex LS contracts. Prior to 2000, the total number of units was reported for the entire Separate Account.

(e) Beginning in 2003, the Accumulation units outstanding at the end of period reflect the total actual units outstanding (accumulation and annuity) for Variflex LS Contracts.

(f) Accumulation unit values for these Subaccounts are for the period February 11, 2004 (the date first publicly offered) to December 31, 2004.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2004, the Company had total assets of approximately $11.3 billion. Together with its subsidiaries, the Company has total funds under management of over $14.7 billion.

      The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on September 12, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent, the contracts so provide. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities, or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees of either 0% or 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds a servicing fee for administrative and other services the Company (or its affiliates) provides relating to Separate Account operations. These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0% to 0.45% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.55% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is an individual flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options on a variable basis, a fixed basis or both beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under
Section 401,including self-employed individuals' retirement plans (sometimes called HR-10 and Keogh plans), (2) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan, under Section 408, (3) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (4) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $25,000 ($25 for employees of The Texas A&M system). Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000 ($25 for employees of The Texas A&M system). The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is also $1,000. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than 1% of any payment being allocated to any one Subaccount or the Fixed Account. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at lease one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify, or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, the Subaccount has been depleted, or the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset
Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. The Asset Reallocation Option will terminate automatically if a transfer is made to, or from, any Subaccount included in the allocation selected by the Contractowner. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for, the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Program, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $1,000 or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-     the total dollar amount being transferred;

-     the number of transfers you made within the previous 12 months;

-     transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company will send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, the Company will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

                                                      NUMBER OF
                                                     ROUND TRIPS
                 SUBACCOUNT                           TRANSFERS*
SBL Money Market                                      Unlimited
PIMCO VIT All Asset, Rydex VT Sector                      6
Rotation

AIM V.I. Basic Value, AIM V.I. Health                     4
Sciences, AIM V.I. Mid Cap Core Equity, AIM
V.I. Real Estate, Dreyfus VIF International
Value, Oppenheimer Main Street Small Cap
Fund, PIMCO VIT Low Duration, PIMCO VIT
Real Return, SBL Alpha Opportunity, SBL
Diversified Income, SBL Enhanced Index, SBL
Equity, SBL Equity Income, SBL Global, SBL
High Yield, SBL Large Cap Growth, SBL Large
Cap Value, SBL Main Street Growth and
Income, SBL Managed Asset Allocation, SBL
Mid Cap Growth, SBL Mid Cap Value, SBL
Select 25, SBL Small Cap Growth, SBL Small
Cap Value, SBL Social Awareness
American Century VP Ultra, American Century               2
VP Value

* Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity.

      Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value," below. Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, the interest credited to the Fixed Account, payment of Purchase Payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions, including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract, affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and
(5) the administrative charge under the Contract.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to restrictions on partial withdrawals of Contract Value from the Fixed Account, limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5 and 6. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following

Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or a part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or a part of the Contract for another investment be made upon a transfer form provided by the Company, which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be for at least $1,000, except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, the Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the loan account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account according to the Contractowner's instructions to the Company. If a Contractowner does not specify the allocation, the Company will deduct the withdrawal from the Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in the receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59-1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or as based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contractowner may also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contractowner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. Systematic withdrawals from Contract Value allocated to the Fixed Account must provide for payments over a period of not fewer than 36 months as described under "The Fixed Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59-1/2. See "Restrictions on Withdrawals from Qualified Plans", "Restrictions under the Texas Optional Retirement Program" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner prior to the Annuity Start Date and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt and any uncollected premium taxes. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or less on the date the Contract was issued, the amount of the death benefit will be the greatest of:

- The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

- The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or

-     The stepped-up death benefit.

      The stepped-up death benefit is: (1) the largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (2) any Purchase Payments made since the applicable fifth year anniversary, less (3) any reductions caused by previous withdrawals since the applicable fifth year anniversary.

      If an Owner dies during the Accumulation Period and the age of any Owner was 76 or greater on the date the Contract was issued, or if due proof of death (regardless of the age of any Owner on the date the Contract was issued) and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The death benefit for Contracts issued in Florida is different than the death benefit described above. For Contracts issued in Florida, the death benefit, regardless of the age at issue, is the greater of (1) the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at its Administrative Office, or (2) the total Purchase Payments received less any reductions caused by previous withdrawals. However, if due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as directed by the Owner or as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 1.25% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

      The Company pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contracts. Certain charges under the Contract, including any profits realized from the mortality and expense risk charge, are designed to reimburse the Company for these costs. Broker-dealers may receive aggregate commissions of up to 3% of aggregate Purchase Payments and an annual trail commission of up to 1% of Contract Value. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive non-cash compensation such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers ("NASD").

ADMINISTRATIVE CHARGE -- The Company deducts a daily administrative charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The administrative charge is not assessed against Contract Value which has been applied under Annuity Options 1 through 4. The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts. The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance companies on annuity contracts. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Start Date or upon full if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, the operations of the Company with respect to the Contracts, or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or the amounts of projected Purchase Payments.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.25% of each Subaccount's average daily net assets and the administrative charge shall not exceed an annual rate of 0.15% of each Subaccount's average daily net assets.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms -- either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes and any outstanding Contract Debt.

      The Contracts provide for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the

Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option, which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option, make partial withdrawals or surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Options 5 and 6, an Owner may make full and partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Start Date, subject to any applicable withdrawal charge and premium tax charge.

      The Contract specifies annuity tables for Annuity Options 1 through 4 described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurs prior to the due date of the second annuity payment, two if death occurs prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5,10,15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

      OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected, by the Owner, with the guarantee that if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until the amount applied and interest thereon are exhausted, with the guarantee that if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4 are based on an "assumed interest rate" of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase, and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment, but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70-1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70-1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      For Non-Qualified Plans, the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Company may, in its sole discretion, anticipate changing the Current Rate from time to time. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, in effect on the day of the new Guarantee Period.

      Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans, or transfers from the Fixed Account will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period; and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account." If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value in the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes will be the same for Contractowners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administrative charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Fund to the extent the Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) from Contract Value, the Guarantee Period of which expires during the calendar month in which the transfer is effected, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $1,000 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to waive or limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers, and to limit the amount that may be subject to transfers and the amount remaining in an account after a transfer.

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options and any systematic withdrawals from the Fixed Account will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging, Asset Reallocation or systematic withdrawals from the Fixed Account by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging or systematic withdrawal option is cancelled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary (or semiannual or annual anniversary in the case of systematic withdrawals) that corresponds to the period selected in establishing the option.

      You may also make full withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Account only (1) from Contract Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals and (3) once per Contract Year in an amount equal to the greater of $5,000 or 10% of the Contract Value in the Fixed Account at the time of the partial withdrawal. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. Systematic withdrawals from Contract Value allocated to the Fixed Account must provide for payments over a period of not fewer than 36 months. Any change in the type, frequency or amount of Systematic Withdrawals from the Fixed Account requires that a new 36 month period be started. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner during the Accumulation Period. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date the form is signed, subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper written request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the NYSE is closed, other than customary weekend and holiday closings,

-     During which trading on the NYSE is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid while the Owner is living and prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. In addition, reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

      When an eligible Contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2.0% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by the IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 -1/2. Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59-1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forgo the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59-1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction agreement begin only after you (i) reach age 59-1/2, (ii) have a severance from employment, (iii) die, (iv) become disabled, or (v) incur a hardship. Furthermore, we may not distribute to you on account of hardship gains accrued after December 31, 1988 attributable to your contributions. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses or paying amounts needed to avoid eviction or foreclosure, that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a Section 403(b) tax-sheltered annuity contract, you will not be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to your contributions under a salary reduction agreement or any gains credited to your Contract after December 31, 1988 unless one of the conditions above has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to your December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. You may be able to transfer your Contract's Full Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters" below.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Education Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or the operations of the Company with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL -- NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59-1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancy) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or
(b) before the taxpayer reaches age 59-1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any Owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the Owner's interest will be distributed at least as quickly as the method in effect on the Owner's death; and (b) if any Owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one year after the date of death of the Owner. If the sole Designated Beneficiary is the spouse of the deceased Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of Joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased Owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a Qualified Plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 401, 403(b), 408, 408A or 457 of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

      In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees; (iii) provide contributions or benefits that do not exceed certain limitations; (iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; and (vii) comply with numerous other qualification requirements.

      A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

      Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70-1/2, or retires ("required beginning date"). The required beginning date for 5% owners is April 1of the calendar year following the year in which the owner attains age 70-1/2. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70-1/2. If there is no designated beneficiary, or if delayed distributions are elected by the Beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

      Annuity payments distributed from a retirement plan qualified under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his or her entire investment, the unrecovered investment will be allowed as a deduction on the employee's final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable as ordinary income.

      A "lump-sum" distribution from a retirement plan qualified under Code
Section 401 may be eligible for favorable tax treatment by certain individuals. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59-1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

      As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

      Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401."

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59-1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTIONS 408 AND 408A. Traditional INDIVIDUAL RETIREMENT ANNUITIES.
Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:

     TAX YEAR                AMOUNT
    2005 - 2007              $4,000
2008 and thereafter          $5,000

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax year of 2005, or $1,000 for the tax year 2006 or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of the IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($70,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70-1/2 -- the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 401." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

      Regular contributions to a Roth IRA are not deductible and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount in a remaining Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made over the beneficiary's life expectancy. If there is no beneficiary or if the beneficiary elects to delay distribution, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      SECTION 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

      Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt employer sponsor, all amounts deferred under the plan, and any income thereon, remain solely the property of the employer and subject to the claims of its general creditors until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an annuity contract) for the exclusive benefit of plan participants. A
Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70-1/2, terminates employment or incurs an "unforeseeable emergency."

      Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401." Since under a Section 457 plan contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan for a tax-exempt employer, are not eligible for tax-free rollovers. Distributions from a governmental Section 457 plan may be rolled over to another eligible retirement plan including, an IRA.

      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.

      If any portion of the balance to the credit of a participant in a Section 401 plan, Section 403(b) plan or governmental Section 457 plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, required minimum distributions, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as eligible rollover distributions. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a traditional individual retirement account or annuity under Code Section 408 or a governmental deferred compensation plan under Code Section 457. With respect to a Section 403(b) plan, an "eligible retirement plan" will be another Section 403(b) plan or an individual retirement account or annuity described in Code Section 408.

      A Section 401 plan, a Section 403(b) plan or a governmental Section 457 plan must generally provide a participant receiving an eligible rollover distribution the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59-1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. In addition, the 10% penalty tax is generally not applicable to distributions from a Section 457 plan. There are two additional exceptions to the 10% penalty tax on withdrawals from IRA's before age 59-1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of fewer than ten years) from a Qualified Plan (other than IRAs and tax-exempt entity Section 457 plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- You indirectly (through the Separate Account) purchase shares of the Underlying Fund when you allocate Purchase Payments to the Subaccounts. The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. Under current law, the Company will vote shares of the Underlying Funds held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Contract Value allocated to the particular Subaccount. The Company will vote all shares for which no timely voting instructions are received in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Underlying Funds in its own right, it may elect to do so.

      Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which you may give voting instructions to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of that Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Fund. Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent Purchase Payments.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year and indicating the Contract Value as of the end of the year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send out confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of each Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the proper form has been completed, signed, and filed at the Company's Administrative Office. You also may request a transfer of Contract Value electronically via facsimile or through the Company's Internet web site if you have authorized your financial representative to make financial transactions on your behalf. Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor any Underlying Fund will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests, provided that the Company effects such requests in accordance with its procedures. As a result of this policy on telephone requests, you may bear the risk of loss arising from the telephone transfer privileges. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2004, 2003, and 2002, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $471,129, $379,171, and $544,369, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its general account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

      The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2004 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc.; Aquarius Fund Distributors, LLC; OFG Financial Services, Inc.; Brecek & Young Advisors, Inc.; Legend Equities Corp.; Morgan Keegan and Company, Inc.; Lincoln Investment Planning, Inc.; Butler Freeman Tally Financial Group, LLC; PacVest Associates, Inc.; and USA Financial Securities Corporation.

      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of Contract in accordance with its respective internal compensation program.

      BONUS COMMISSION PAYMENT PROGRAM. During the period from January 1, 2005 through February 28, 2006, Security Distributors, Inc. ("SDI"), in connection with the Company, will offer a special "bonus" commission payment program pursuant to which SDI will pay additional commissions ("Promotional Payments") to certain selling firms whose registered representatives achieve certain target Purchase Payment levels under Contracts. Each selling firm determines, in its own discretion, whether to pay its registered representatives all or a portion of the Promotional Payments it receives.

      More specifically, the amount of a Promotional Payment is equal to 1.00% of "eligible Purchase Payments" made under Contracts attributable to a particular registered representative's sales. Eligible Purchase Payments include:

1. Initial Purchase Payments and all subsequent Purchase Payments made under a Contract between January 1, 2005 and February 28, 2006 pursuant to a salary reduction program, if the application for the Contract is received by the Company between January 1, 2005 and December 31, 2005; and

2. Initial or subsequent Purchase Payments made under a Contract between January 1, 2005 and February 28, 2006, if the initial or subsequent Purchase Payment was made in connection with an exchange of an existing variable annuity contract or variable life insurance policy occurring between January 1, 2005 and December 31, 2005.

Selling firms must meet certain minimum eligible Purchase Payment levels attributable to a particular registered representative's sales before qualifying for Promotional Payments.

      The higher the number of Contracts sold between January 1, 2005 and December 31, 2005 and/or the dollar amount of total Purchase Payments made between January 1, 2005 and February 28, 2006, the higher a selling firm's Promotional Payments may be. For example, if total eligible Purchase Payments attributable to your registered representative reach $1,000,000 by February 28, 2006, his or her selling firm will receive a promotional payment of $10,000. However, if total eligible Purchase Payments attributable to your registered representative reach $10,000,000 by February 28, 2006, his or her selling firm will receive a promotional payment of $100,000.

      SDI will not pay any Promotional Payments to a selling firm if a Contract:
(1) does not impose a contingent deferred sales charge or only imposes a contingent deferred sales charge during the first Contract Year; (2) was purchased in exchange for an existing variable annuity contract or variable life insurance policy issued by the Company or its affiliate; (3) was purchased in exchange for a variable annuity contract or variable life insurance policy issued by an insurance company not affiliated with the Company and the contingent deferred sales charge was waived as a result of the exchange; (4) was not purchased in connection with a Section 403(b) or 457 tax qualified retirement plan; (5) application was received by the Company prior to January 1, 2005 or after December 31, 2005; or (6) is owned by an individual who owns another Contract pursuant to which his or her selling firm is receiving Promotional Payments.

      The prospect of receiving, or the receipt of, Promotional Payments may provide selling firms and/or their registered representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about Promotional Payments or any other compensation arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, except the Money Market Subaccount, may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market

Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for a Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), will reflect the deduction of the administrative charge and the mortality and expense risk charge and may simultaneously be shown for other periods.

      Although the Contracts were not available for purchase until April 4, 1995, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Funds in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31,2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004 or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and its subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

      Section 401
      Section 403(b)
      Section 408 and 408A
      Section 457

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that any Underlying Fund will meet its investment objective.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as investment adviser and manager of the portfolios of the Fund.

      AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Fund's portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign issuers.

      AIM V.I. HEALTH SCIENCES FUND (SERIES I). AIM V.I. Health Sciences Fund (formerly INVESCO VIF Health Sciences Fund) (the "Fund") is a portfolio of the AIM Variable Insurance Funds (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM .I. Global Health Care Fund).

      INVESTMENT OBJECTIVE: To seek capital growth. The Fund normally invests at least 80% of its assets in securities of health care industry companies.

      AIM V.I. MID CAP CORE EQUITY FUND (SERIES II). AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks this objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with the 80% investment requirement, the Fund may include synthetic instruments, which are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 25% of its total assets in foreign securities.

      AIM V.I. REAL ESTATE FUND (SERIES I). AIM V.I. Real Estate Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds. INVESCO Institutional (N.A.), Inc., 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, serves as the Fund's sub-adviser.

      INVESTMENT OBJECTIVE: To seek to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. -- American Century Variable Portfolios, Inc. is a registered open-end management investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of American Century Variable Portfolios, Inc.

      AMERICAN CENTURY VP ULTRA(R) FUND (CLASS II). American Century VP Ultra Fund (the "Fund") is a series of American Century Variable Portfolios, Inc..

      INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The managers use a bottom-up approach to select stocks to buy for the Fund. This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies, which present some unique risks. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.

      AMERICAN CENTURY VP VALUE FUND (CLASS II). American Century VP Value Fund (the "Fund") is a series of American Century Variable Portfolios, Inc.

      INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective. The Fund managers look for stocks of companies that they believe are undervalued at the time of purchase, using a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. Under normal market conditions, the Fund managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

DREYFUS VARIABLE INVESTMENT FUND -- Dreyfus Variable Investment Fund ("Dreyfus VIF") is an open-end investment company. Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, serves as investment adviser to the Portfolio.

      DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (SERVICE CLASS). Dreyfus VIF International Value Portfolio (the "Portfolio") is a series of the Dreyfus Variable Investment Fund.

      INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Portfolio may invest in companies of any size. The Portfolio may also invest in companies located in emerging markets.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281, serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE CLASS). Oppenheimer Main Street Small Cap Fund (the "Fund") is a series of the Oppenheimer Variable Account Funds.

      INVESTMENT OBJECTIVE: To seek capital appreciation. The Fund invests mainly in common stocks of small-capitalization ("small cap") U.S. companies that OppenheimerFunds, Inc. believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities. The Fund incorporates a blended style of investing combining both growth and value styles. The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define "small cap" issuers, as market conditions change.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

      PIMCO VIT ALL ASSET PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO All Asset Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum real return consistent with preservation of real capital and prudent investment management. The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the Strategic Balanced and All Asset Funds ("Underlying PIMS Funds"). Research Affiliates, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Fund at any particular time. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making allocation decisions among the Underlying PIMS Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying PIMS Funds based on its ongoing analyses of the equity, fixed income and commodity markets.

      PIMCO VIT LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Low Duration Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

      PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of March 1, 2003 was 7.80 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust is an open-end investment company. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, Maryland 20850, serves as investment adviser and manager of the portfolios of the Trust.

      RYDEX VT SECTOR ROTATION FUND. Rydex Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately fifty-nine different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the fund, each industry or sector investment is intended to represent the entire industry or sector. The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliated life insurance company. Security

Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636, a wholly-owned subsidiary of the Company (the "Investment Manager"), serves as the investment adviser of each Series of SBL Fund.

      SERIES A (SBL EQUITY). Series A (SBL Equity) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital growth by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include American Depositary Receipts ("ADRs") and convertible securities. The Fund typically invests in the equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

      SERIES B (SBL LARGE CAP VALUE). Series B (SBL Large Cap Value) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, which provides investment advisory services to the Fund. The sub-advisory agreement with The Dreyfus Corporation has been terminated effective on or about June 30, 2005. After termination of the agreement, the Investment Manager will assume responsibility for the daily investment management of the Fund's assets.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization value companies (those whose total market value is $5 billion or greater at the time of purchase).* The Fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The Fund may temporarily invest in cash, government bonds or money market securities. In choosing stocks, the Sub-Adviser, The Dreyfus Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued in terms of price or other financial measurements and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative analysis and fundamental research to identify stocks that appear favorably priced and that may benefit from the current market and economic environment.

      EFFECTIVE ON OR ABOUT JULY 1, 2005, WHEN THE INVESTMENT MANAGER ASSUMES RESPONSIBILITY FOR THE DAILY INVESTMENT MANAGEMENT OF THE FUND'S ASSETS, THE FOLLOWING DESCRIPTION OF THE FUND'S INVESTMENT MANAGEMENT WILL BE EFFECTIVE:

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by large-capitalization companies (those whose total market value is $10 billion or greater at the time of purchase). The Fund's investments may include common stocks, preferred stocks, futures and options, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. In choosing securities, the Investment Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of the Russell 1000 Value Index.

*Effective June 1, 1995, the investment objective of the Fund was changed from seeking to provide income with secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.

      SERIES C (SBL MONEY MARKET). Series C (SBL Money Market) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent with preserving capital. The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

      SERIES D (SBL GLOBAL). Series D (SBL Global) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

      SERIES E (SBL DIVERSIFIED INCOME). Series E (SBL Diversified Income) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek to provide current income with security of principal. The Fund pursues its objective by investing, under normal market conditions, primarily in a diversified portfolio of investment grade debt securities. The Fund expects to maintain a weighted average duration of 3 to 10 years. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar denominated foreign securities. To manage risk, the Investment Manager diversifies the Fund's holdings among asset classes and individual securities. The asset classes in which the Fund invests may include investment grade corporate debt securities, high yield debt securities (also known as "junk bonds"), investment grade mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

      SERIES G (SBL LARGE CAP GROWTH). Series G (SBL Large Cap Growth) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in common stock and other equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase). The Investment Manager seeks to invest in equity securities that have long-term capital growth potential. The Fund invests primarily in a portfolio of common stocks, which may include ADRs and other securities with common stock characteristics, such as securities convertible into common stocks. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's benchmark index, the Russell 1000 Growth Index. Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

      SERIES H (SBL ENHANCED INDEX). Series H (SBL Enhanced Index) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Northern Trust Investments, NA. ("NTI"), 50 La Salle Street, Chicago, Illinois 60675, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek to outperform the S&P 500 Index through stock selection resulting in different weightings of common stocks relative to the index. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the S&P 500 Index and futures contracts representative of the stocks which make up the index. The S&P 500 Index is a well-known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. In addition, the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

      SERIES J (SBL MID CAP GROWTH). Series J (SBL Mid Cap Growth) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities with market capitalizations that, when purchased, have market capitalizations that are similar to those of companies in the Russell 2500 Growth Index. This index currently consists of securities of companies with market capitalizations that range from $59 million to $7.3 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities . The Investment Manager selects equity securities that it believes are attractively valued with the greatest potential for appreciation.

      SERIES N (SBL MANAGED ASSET ALLOCATION). Series N (SBL Managed Asset Allocation) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities. The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities. The mix may vary over shorter time periods where the fixed income portion may range between 30-50% and the equity portion between 50-70%. The precise mix of equity and fixed income securities will depend on the Sub-Adviser's outlook for the markets.

      SERIES O (SBL EQUITY INCOME). Series O (SBL Equity Income) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser, T. Rowe Price, typically employs a value-oriented strategy in selecting investments for the Fund. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

      SERIES P (SBL HIGH YIELD). Series P (SBL High Yield) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek high current income. Capital appreciation is a secondary objective. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a broad range of high-yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (i.e., below investment grade) or, if unrated, determined by the Investment Manager to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation: corporate bonds and notes, mortgage-backed securities and senior secured floating rate corporate loans ("Senior Loans"). The Fund may also invest in securities with equity characteristics, including common and preferred stocks, ADRs, exchange-traded real estate investment trusts, warrants, rights, and a variety of investment vehicles that seek to track and the composition and performance of a specific index. The Fund's average weighted maturity is expected to be between 3 and 15 years.

      SERIES Q (SBL SMALL CAP VALUE). Series Q (SBL Small Cap Value) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Wells Capital Management Inc., 525 Market Street, San Francisco, California, 94105, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Wells Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan or a change in the political, economic, or social environment.

      SERIES S (SBL SOCIAL AWARENESS). Series S (SBL Social Awareness) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that the Investment Manager believes have above-average earnings potential and which meet certain established social criteria. The Fund also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social IndexSM (DSI) is a market capitalization-weighted common stock index. It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens.

      SERIES V (SBL MID CAP VALUE). Series V (SBL Mid Cap Value) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies in the Russell 2500 Value Index. The index currently consists of securities of companies with capitalizations that range from $66 million to $9.6 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small- to medium-sized companies. The Fund is subject to the risks associated with investing in small capitalization companies.

      SERIES W (SBL MAIN STREET GROWTH AND INCOME(R)). Series W (SBL Main Street Growth and Income(R)) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund pursues its objective by investing mainly in common stocks of U.S. companies, but it can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's Sub-Adviser, OppenheimerFunds, currently emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

      SERIES X (SBL SMALL CAP GROWTH). Series X (SBL Small Cap Growth) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco, California 94111, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with market capitalizations of $1.5 billion or less at the time of investment that, in the opinion of the Sub-Adviser, RS Investment Management, L.P., have the potential for long-term capital growth. Equity securities include common and preferred stocks, and warrants and securities convertible into common or preferred stocks. The Fund may invest the remainder of its assets in securities of companies of any size. The

Fund may also engage in short sales of securities it expects to decline in price. The Series will likely invest a portion of its assets in technology and internet-related companies.

      SERIES Y (SBL SELECT 25). Series Y (SBL Select 25) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by concentrating its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings or revenue growth. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Investment Manager selects what it believes to be premier growth companies as the core position for the Fund using a "bottom-up" approach in selecting growth stocks. Portfolio holdings will be replaced when one or more of the company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

      SERIES Z (SBL ALPHA OPPORTUNITY). Series Z (SBL Alpha Opportunity) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Mainstream Investment Advisers, LLC, 101 West Spring Street, Suite 401, New Albany, Indiana 47150, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a long/short strategy managed by the Fund's sub-adviser, Mainstream, and 50% of its total assets according to an index strategy based on the S&P 500 Composite Stock Price Index (the "S&P 500 Index") managed by the Investment Manager.

      The Fund pursues its long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds and other securities with equity characteristics. The Fund may engage in short sales of securities believed to be overvalued. The Fund pursues its index strategy primarily by investing in S&P 500 equity derivatives backed by a portfolio of fixed income securities.

                         VARIFLEX LS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2005

             INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                        ONE SECURITY BENEFIT PLACE STREET
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variflex LS Variable Annuity dated May 1, 2005, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

                                                                                  Page
                                                                                  ----
GENERAL INFORMATION AND HISTORY.................................................    3
   Safekeeping of Assets........................................................    3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS...........    3
   Section 401..................................................................    3
   Section 403(b)...............................................................    3
   Section 408 and 408A.........................................................    3
   Section 457..................................................................    4

PERFORMANCE INFORMATION.........................................................    4

EXPERTS.........................................................................    5

FINANCIAL STATEMENTS............................................................    5

GENERAL INFORMATION AND HISTORY

For a description of the Variflex LS Variable Annuity individual flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the SBL Variable Annuity Account VIII (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts. Additional protection for such assets is offered by the Company's Directors and Officers Liability policy covering all officers for a total of $15,000,000 per loss and the Employer Practices Liability policy covering all employees for a total of $5,000,000 per loss.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 401 -- The applicable annual limits on Purchase Payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total Purchase Payments on behalf of a participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $42,000, or (b) 100% of the participant's annual compensation. Salary reduction contributions to a cash-or-deferred (401(k)) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to the applicable dollar amount show in the table below:

     TAX YEAR               DEFERRED AMOUNT
     --------               ---------------
       2005                     $14,000
2006 and thereafter             $15,000

The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch-up contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                         ADDITIONAL
TAX YEAR               CATCH-UP AMOUNT
--------               ---------------

  2005                     $4,000
2006 and thereafter        $5,000

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit is the lesser of (i) $42,000, or (ii) 100% of the employee's annual compensation.

SECTION 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

     TAX YEAR                AMOUNT
     --------                ------
    2005 - 2007              $4,000
2008 and thereafter          $5,000

(If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the 2005 tax year, or $1,000 for the 2006 tax year or any tax year thereafter.)

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $42,000. Salary reduction contributions, if any, are subject to additional annual limits.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.

     TAX YEAR               DEFERRED AMOUNT
     --------               ---------------
       2005                     $14,000
2006 and thereafter             $15,000

The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. The Section 457 limit may be increased during the last three years ending before the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can be made to a Section 457 plan established by a governmental employer during the tax years and at the rates set forth in the table below:

                              ADDITIONAL
     TAX YEAR               CATCH-UP AMOUNT
     --------               ---------------
       2005                     $4,000
2006 and thereafter             $5,000

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield, average annual total return, and total return of all Subaccounts, except the Money Market Subaccount, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of 1, 5 or 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 +
T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charge. Quotations of total return may simultaneously be shown for other periods.

Where the Underlying Fund in which a Subaccount invests was established prior to inception of the Subaccount, quotations of average annual and total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations will be based upon the performance of the Subaccount's corresponding Underlying Fund adjusted to reflect deduction of the mortality and expense risk charge and the administrative charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Funds in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements

                  Financial statements of SBL Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements are incorporated herein by reference to the financial statements filed with SBL Variable Annuity Account VIII (Variflex Extra Credit) Post Effective Amendment 6 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed April 28, 2005).

                  The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 to Registration Statement No. 333-120399 (filed March 11, 2005).

            (b)   Exhibits

                  (1) Certified Resolution of the Board of Directors of Security Benefit Life Insurance Company ("SBL") authorizing establishment of the Separate Account(c)

                  (2)   Not Applicable

                  (3)   (a) Facilities Agreement(m)

                        (b) SBL Variable Products Schedule of Commissions(i)

                        (c) Marketing Organizational Agreement(g)

                        (d) SBL Variable Products Sales Agreement(h)

                        (e) Schedule of Asset Based Commissions(e)

                        (f) Amendment to Marketing Organization, SBL Variable
                            Products Broker/Dealer Sales, and SBL Variable Product Sales Agreement(b)

                  (4)   (a) Individual Contract (Form V6022 10-94) (i)

                        (b) Individual Contract - Unisex (Form V6022 10-94)U(c)

                        (c) Loan Endorsement (Form V6066 10-00)(j)

                        (d) SIMPLE IRA Endorsement (Form 4453C-5S R9-03)(k)

                        (e) Tax-Sheltered Annuity Endorsement (Form 6832A
                            9-96)(a)

                        (f) Individual Retirement Annuity Endorsement (Form
                            6849A R9-03)(k)

                        (g) Roth IRA Endorsement (Form V6851A R9-03)(k)

                        (h) 457 Plan Endorsement (Form V6054 R1-98)(c)

                        (i) 403a Endorsement (Form V6057 10-98)(d)

                        (j) Method for Deductions Endorsement (Form V6071
                            3-01)(g)

                        (k) Texas Optional Retirement Plan Rider (Form V6932G
                            7-00)(g)

                  (5)   Application (Form V6845 R5-97)(f)

                  (6)   (a) Composite of Articles of Incorporation of SBL(b)

                        (b) Bylaws of SBL(b)

                  (7)   Not Applicable

                  (8)   (a) Participation Agreement - AIM(l)

                        (b) Participation Agreement - American Century(l)

                        (c) Participation Agreement - Dreyfus(l)

                        (d) Participation Agreement - Oppenheimer(l)

                        (e) Participation Agreement - PIMCO(l)

                        (f) Participation Agreement - Rydex(l)

                  (9)   Opinion of Counsel(i)

                  (10)  Consent of Independent Registered Public Accounting Firm

                  (11)  Not Applicable

                  (12)  Not Applicable

                  (13)  Not Applicable

                  (14) Powers of Attorneys of Kris A. Robbins, J. Michael Keefer, Thomas A. Swank and Malcolm E. Robinson(l)

(a) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to Registration Statement No. 33-85592 (filed April 30, 1997).

(b) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed February 23, 2005).

(c) Incorporated herein by reference to Exhibits filed with the SBL Variable Account VIII (Variflex Signature) Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to Registration Statement No. 333-23723 (filed March 1, 1999).

(d) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to Registration Statement No. 333-23723 (filed April 30, 1999).

(e) Incorporated herein by reference to Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 28, 2000).

(f) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940 to Registration Statement No. 33-85592 (filed May 1, 2000).

(g) Incorporated herein by reference to Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 to Registration Statement No. 2-89320 (filed April 11, 2001)

(h) Incorporated herein by reference to Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002)

(i) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 33-85592 (filed April 11, 2001)

(j) Incorporated herein by reference to Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed February 16, 2001).

(k) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account VIII Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company act of 1940 to Registration Statement no. 333-93947 (filed April 30, 2004)

(l) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004)

(m) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV's Initial Registration under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to Registration Statement No. 333-120399 (filed November 12, 2004).

Item 25.    Directors and Officers of the Depositor

Name and Principal
 Busiess Address       Positions and Offices with Depositor
 ---------------       ------------------------------------
Kris A. Robbins*       President, Chief Executive Officer and Director

Thomas A. Swank*       Senior Vice President, Chief Financial Officer, Treasurer
                       and Director

J. Michael Keefer*     Senior Vice President, General Counsel, Secretary
                       and Director

Malcolm E. Robinson*   Senior Vice President, Assistant to the President and
                       Chief Executive Officer and Director

Kalman Bakk, Jr.*      Senior Vice President and Chief Marketing Officer

Venette R. Davis*      Senior Vice President

Amy J. Lee*            Associate General Counsel, Vice President and Assistant
                       Secretary

Michael G. Odlum       Senior Vice President and Chief Investment Officer

David J. Keith*        Senior Vice President, IT and Customer Management

            *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

            The Depositor, Security Benefit Life Insurance Company ("SBL"), is owned by Security Benefit Corporation through the ownership of all of the issued and outstanding shares of common stock of SBL. One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company (SBMHC), which in turn is controlled by SBL policyholders. As of December 31, 2004, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

            The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account VIII or SBL:

                                                                            Percent of Voting
                                                      Jurisdiction of       Securities Owned
                                                      Incorporation or          by SBMHC
                      Name                              Organization     (directly or indirectly)
                      ----                            ----------------   ------------------------
Security Benefit Mutual Holding Company                    Kansas                 ---
(Holding Company)

Security Benefit Corporation                               Kansas                 100%
(Holding Company)

Security Benefit Life Insurance Company (Stock Life        Kansas                 100%
Insurance Company)

Security Benefit Group, Inc. (Holding Company)             Kansas                 100%

Security Management Company, LLC (Investment               Kansas                 100%
Adviser)

Security Distributors, Inc. (Broker/Dealer,                Kansas                 100%
Principal Underwriter of Mutual Funds)

Security Benefit Academy, Inc. (Daycare Company)           Kansas                 100%

Security Financial Resources, Inc. (Financial              Kansas                 100%
Services)

se(2), inc.                                                Kansas                 100%

Security Financial Resources Collective                   Delaware                100%
Investments, LLC
(Private Fund)

First Security Benefit Life Insurance and Annuity         New York                100%
Company of New York
(Stock Life Insurance Company)
Brecek & Young Advisors, Inc.                            California               100%
Brecek & Young Financial Services Group of Montana,        Montana                100%
Inc.
Brecek & Young Financial Services Group of Nevada,         Nevada                 100%
Inc.
Brecek & Young Financial Group Insurance Agency of          Texas                 100%
Texas, Inc.

            SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, and XI, Variflex Separate Account (Variflex and Variflex Educator Series), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, Parkstone Variable Annuity Separate Account, SBL Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity Account XIV (AdvisorDesigns). SBL Variable Annuity Account XIV (NEA Valuebuilder), SBL Variable Annuity Account XIV (Advance Designs), SBL Variable Annuity Account XIV (Security Benefit Advisor), SBL Variable Annuity Account XIV (AEA Valuebuilder), SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director), SBL Variable Annuity Account XVII (ClassicStrategies), and T. Rowe Price Variable Annuity Account.

            Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 18, 2004, the approximate percentage of ownership by the separate accounts for each company is as follows:

                        Security Large Cap Value Fund        28.26%
                        SBL Fund                             100.0%

Item 27.    Number of Contract Owners

            As of February 1, 2005 there were 1,351 owners of Variflex LS Non-Qualified Contracts and 1,975 owners of Variflex LS Qualified Contracts.

Item 28.    Indemnification

            The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

            The Articles of Incorporation include the following provision:

                        (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his of her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the

                  Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                        (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

            Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

            (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the SBL Variable Annuity Account VIII contracts. SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI also acts as distributor for SBL Variable Annuity Accounts I, III, IV, XI and XIV (SecureDesigns, AdvisorDesigns, AdvanceDesigns, Security Benefit Advisor, NEA Valuebuilder Retirement Income Director, AEA Valuebuilder and NEA Valuebuilder), SBL Variable Annuity Account XVII (ClassicStrategies), Variflex Separate Account (Variflex and Variflex Educator Series), SBL Variable Annuity Account VIII (Variflex Signature and Variflex Extra Credit), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser:
                  Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, Security Mid Cap Growth Fund, SBL Fund and Security Financial Resources Collective Investments, LLC.

            (b)   Name and Principal        Position and Offices
                  Business Address*           with Underwriter
                  ------------------        ------------------

                  Gregory J. Garvin         President and Director
                  Brenda M. Harwood         Vice President and Director
                  James R. Schmank          Director

            (b)   Name and Principal        Position and Offices
                  Business Address*           with Underwriter
                  ------------------        ------------------

                  Amy J. Lee                Secretary
                  Tammy Brownfield          Treasurer
                  Frank D. Memmo            Vice President and Director
                  Richard J. Wells          Director

                  *One Security Benefit Place, Topeka, Kansas 66636-0001

            (c)   Not Applicable

Item 30.    Location of Accounts and Records

            All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.    Management Services

            All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings

            (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

            (b) Registrant undertakes that it will include as part of the Variflex LS contract application a space that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

            (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

            (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account VIII, hereby represents that it is relying upon the American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) at paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

            (f) Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

            (g) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 11th day of April, 2005.

SIGNATURES AND TITLES

J. Michael Keefer,           SECURITY BENEFIT LIFE INSURANCE COMPANY
Senior Vice President,       (The Depositor)
General Counsel,
Secretary and Director*      By: KRIS A. ROBBINS
                                 ----------------------------------------------
                                 Kris A. Robbins, Director, President and Chief Executive Officer

Thomas A. Swank,
Senior Vice President,       SBL Variable Annuity Account VIII
Chief Financial Officer,     VARIFLEX LS
Treasurer and Director*      (The Registrant)

                             By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Malcolm E. Robinson,             (The Depositor)
Senior Vice President
and Director*                By: KRIS A. ROBBINS
                                 ----------------------------------------------
                                 Kris A. Robbins, Director, President and Chief
                                 Executive Officer

                             By: AMY J. LEE
                                 ----------------------------------------------
                                 Amy J. Lee, Attorney-in-Fact

                             Date: April 11, 2005

                                  EXHIBIT INDEX

(1)   None

(2)   None

(3)   (a)   None

      (b)   None

      (c)   None

      (d)   None

      (e)   None

      (f)   None

(4)   (a)   None

      (b)   None

      (c)   None

      (d)   None

      (e)   None

      (f)   None

      (g)   None

      (h)   None

      (i)   None

      (j)   None

      (k)   None

(5)   None

(6)   (a)   None

      (b)   None

(7)   None

(8)   (a)   None

      (b)   None

      (c)   None

      (d)   None

      (e)   None

      (f)   None

(9)   None

(10)  Consent of Independent Registered Public Accounting Firm

(11)  None

(12)  None

(13)  None

(14)  None